Additional information to the Statement of Cash Flows	12 Months Ended
Dec. 31, 2025
Additional Information To Statement Of Cash Flows [Abstract]
Additional information to the Statement of Cash Flows
36. Additional information to the Statement of Cash Flows
36.1. Transactions not involving cash

	12.31.2025	12.31.2024
Additions of contract assets (a)	221,777	173,709
Acquisitions of fixed assets (a)	2,071	1,738
Additions to the Right-of-use asset (b)	37,875	189,115
	261,723	364,562
(a) Correspond to the amount of purchases made in installments and not yet paid off by the end of the period.
(b) Recognition was offset by the lease liability item (Note 24).
The mentioned transactions did not involve cash and, for this reason, are not being presented in the statement of cash flows.